Shareholder Report, Holdings (Details)	Jun. 30, 2026
Azzad Ethical Fund | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Azzad Ethical Fund | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Azzad Ethical Fund | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Azzad Ethical Fund | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Azzad Ethical Fund | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Azzad Ethical Fund | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Azzad Ethical Fund | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Azzad Ethical Fund | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Azzad Ethical Fund | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Azzad Ethical Fund | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Azzad Ethical Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Azzad Ethical Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Azzad Ethical Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Azzad Ethical Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Azzad Ethical Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Azzad Ethical Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azzad Ethical Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Azzad Ethical Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Azzad Ethical Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Azzad Ethical Fund | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Azzad Wise Capital Fund | TNB Global Ventures Capital, 3.244% 10/19/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Azzad Wise Capital Fund | ICD Sukuk Co Ltd, 5% 2/1/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Azzad Wise Capital Fund | QIB Sukuk Ltd, 5.581% 11/22/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Azzad Wise Capital Fund | Perusahaan Penerbit SBSN In, 4.15% 3/29/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Azzad Wise Capital Fund | Mazoon Assets Co SAOC, 5.25% 10/9/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azzad Wise Capital Fund | Aldar Sukuk No 2 Ltd, 3.875% 10/22/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Azzad Wise Capital Fund | QIB Sukuk Ltd, 4.402% 3/5/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Azzad Wise Capital Fund | Perusahaan Penerbit SBSN In, 5.1% 7/2/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Azzad Wise Capital Fund | Esic Sukuk Ltd, 5.831% 2/14/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Azzad Wise Capital Fund | Global Sukuk Ventures, 4.25% 11/10/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Azzad Wise Capital Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Azzad Wise Capital Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Azzad Wise Capital Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Azzad Wise Capital Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Azzad Wise Capital Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Azzad Wise Capital Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Azzad Wise Capital Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Azzad Wise Capital Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Azzad Wise Capital Fund | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Azzad Wise Capital Fund | Sovereigns Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Azzad Wise Capital Fund | Bank Time Deposits Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Azzad Wise Capital Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%